Long-Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 26, 2014	Jul. 31, 2014	Dec. 31, 2014	Jan. 26, 2014
Long Term Debt And Other Financing Arrangement [Line Items]
Proceeds from long term line of credit	$ 4,869
Land use right pledge	2,271			2,271
Frequency of interest payable			Quarterly
Frequency of principle payable			Semi-annually through January 19, 2017
Interest expense on longterm loan			274
Capitalized amount on longterm interest expense			64
Repayment to a long-term loan		812	812
Repayment of principle of borrowings in 2015			1,612
Repayment of principle of borrowings in 2016			1,612
Repayment of principle of borrowings in 2017			$ 833
Prime Rate
Long Term Debt And Other Financing Arrangement [Line Items]
Floating interest rate	10.00%